Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000141380 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141380 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141380 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141380 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141380 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141380 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141380 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141380 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141380 | DISH DBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141380 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141380 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141380 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000141380 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000141380 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000141380 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141380 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000141380 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141380 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141381 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141381 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141381 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141381 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141381 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141381 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141381 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141381 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141381 | DISH DBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141381 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141381 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141381 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000141381 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000141381 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000141381 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141381 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000141381 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141381 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177210 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177210 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177210 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177210 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177210 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177210 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177210 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177210 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177210 | DISH DBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177210 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177210 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177210 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000177210 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000177210 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000177210 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177210 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000177210 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177210 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%